Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of December 31,
In thousands of EUR	2019	2020
Cash at bank and in hand	52,729	238,208
Short-term deposits	117,292	66,693
Total Cash and cash equivalents	170,021	304,901